Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 34,290	¥ 14,153	¥ 34,287
Gross realized losses	(113,063)	(29,821)	(51,384)
Net realized gains (losses) on sales of available-for-sale securities	¥ (78,773)	¥ (15,668)	¥ (17,097)